Leases - Disclosure of Contractual Maturities of Financial Liabilities (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Total contractual cashflows	SFr 4,928	SFr 6,160
Carrying Amount lease liabilities	4,850	6,039	SFr 7,218
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total contractual cashflows	1,232	1,232
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Total contractual cashflows	1,232	1,232
Between 2 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total contractual cashflows	2,464	3,696
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total contractual cashflows	SFr 0	SFr 0